Retained Earnings and Dividends Paid - Summary of Changes in Retained Earnings (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Beginning balance	₩ 45,258,244
Loss for the year attributed to owners of the controlling company	(24,466,853)	₩ (5,304,522)	₩ 1,992,077
Changes in equity method retained earnings
Changes	1,310,391	494,584	281,107
Remeasurements of defined benefit liability, net of tax	663,095	210,409	(69,804)
Additional paid-in capital and others	126,792	75,211	(5,445)
Ending balance	21,431,300	45,258,244
Equity attributable to owners of parent [member]
Changes in equity method retained earnings
Additional paid-in capital and others	40,476	(491)	(148)
Retained earnings [member]
Beginning balance	45,258,244	51,134,330
Loss for the year attributed to owners of the controlling company	(24,466,853)	(5,304,522)
Changes in equity method retained earnings
Beginning balance	3,970	361
Changes	12,305	3,609
Ending balance	16,275	3,970	361
Remeasurements of defined benefit liability, net of tax	626,769	201,067
Transfer of gain or loss on valuation of financial assets at FVOCI	0	4,388
Dividend paid	0	(780,628)
Additional paid-in capital and others	835	0	0
Ending balance	₩ 21,431,300	₩ 45,258,244	₩ 51,134,330